DISPOSAL OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2020
DISPOSAL OF SUBSIDIARIES
DISPOSAL OF SUBSIDIARIES

26. DISPOSAL OF SUBSIDIARIES

In the year ended December 31, 2020, the Company sold 100% of its equity interest in several subsidiaries with minimal business operations to third parties. The disposals were not a strategic shift of the business and would not have a major impact on Ambow’s business, therefore the disposals did not qualify as discontinued operations. The Company recognized gain from the disposal of those subsidiaries in a collective amount of RMB 752 in the year ended December 31, 2020.